Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2026	2025
Long-term debt	34,503	32,542
Credit facility borrowings	1,638	1,515
Total long-term debt	36,141	34,057
Less: Deferred financing costs and debt discounts	(199)	(188)
Less: Current installments of long-term debt	(3,395)	(3,146)
	32,547	30,723

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2026	Month	Rate		Amount	Use of
($ millions, except as noted)	Issued	(%)	Maturity	($ millions)	Proceeds
ITC
Secured senior notes	January	5.08	2036	US $125	(1) (2) (3)
Secured senior notes	January	5.71	2046	US $125	(1) (2) (3)
First mortgage bonds	March	4.78	2034	US $175	(1) (2) (3)
First mortgage bonds	March	4.86	2035	US $175	(1) (2) (3)
Unsecured senior notes	April	4.88	2031	US $500	(1) (3) (4)
Unsecured senior notes	April	5.50	2036	US $400	(1) (3) (4)
Central Hudson
Unsecured senior notes	April	(5)	(5)	US $70	(1) (3)
(1) Repay short-term and/or credit facility borrowings
(2) Fund capital expenditures
(3) General corporate purposes
(4) Repay maturing long-term debt
(5) Comprised of US$25 million at 5.51% due in 2036, US$35 million at 5.86% due in 2041 and US$10 million at 6.01% due in 2046

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2026	2025
Total credit facilities	4,307	1,585	5,892	5,773
Credit facilities utilized:
Short-term borrowings (1)	(39)	—	(39)	(412)
Long-term debt (including current portion) (2)	(1,366)	(272)	(1,638)	(1,515)
Letters of credit outstanding	(83)	(22)	(105)	(105)
Credit facilities unutilized	2,819	1,291	4,110	3,741
(1)    The weighted average interest rate was 4.5% (December 31, 2025 - 4.2%).
(2) The weighted average interest rate was 3.8% (December 31, 2025 - 3.8%). The current portion was $1,322 million (December 31, 2025 - $707 million).